SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Allowance for doubtful accounts receivable	$ 14,292,716	$ 294,778	$ 302,634
Outstanding balance of the housing loans	$ 12,400,000	$ 6,100,000